UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23147
First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Active Global
Quality Income ETF
AGQI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the First Trust Active Global Quality Income ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AGQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Global Quality Income ETF	$23	0.44%(1) (2)
(1)	Annualized.
(2)
This ratio reflects tax expense paid by the Fund and a payment received from insurance related to extraordinary legal fees paid by the Fund during the fiscal year ended November 30, 2024 and the fiscal period ended November 30, 2023. If the tax payment had not been made and the insurance payment had not been received, the ratio would have been 0.85%.

KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$55,241,347
Total number of portfolio holdings	33
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Microsoft Corp.	4.7%
BAE Systems PLC	4.5%
RELX PLC	4.4%
Nordea Bank Abp	4.0%
Coca-Cola (The) Co.	4.0%
Carlsberg A/S, Class B	3.8%
nVent Electric PLC	3.7%
Procter & Gamble (The) Co.	3.6%
Unilever PLC	3.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AGQI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Active Global Quality Income ETF (AGQI)

FT Energy Income Partners Enhanced Income ETF
EIPI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the FT Energy Income Partners Enhanced Income ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Enhanced Income ETF	$56	1.14%(1) (2)
(1)	Annualized.
(2)	Includes tax expense. If the tax expense was not included, the expense ratio would have been 1.10%.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$902,506,252
Total number of portfolio holdings	111
Portfolio turnover rate	64%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	7.7%
Energy Transfer, L.P.	6.7%
MPLX, L.P.	4.6%
ONEOK, Inc.	4.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.4%
Kinder Morgan, Inc.	3.9%
Williams (The) Cos., Inc.	3.8%
TotalEnergies SE, ADR	3.4%
Shell PLC, ADR	3.0%
Exxon Mobil Corp.	2.7%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EIPI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Energy Income Partners Enhanced Income ETF (EIPI)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VIII (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended May 31, 2025

First Trust Exchange-Traded Fund VIII

First Trust Active Global Quality Income ETF (AGQI)
Janus Henderson Investors US LLC

Table of Contents
First Trust Active Global Quality Income ETF (AGQI)
Semi-Annual Financial Statements and Other Information
May 31, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Active Global Quality Income ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 97.7%
	Aerospace & Defense — 4.4%
94,240	BAE Systems PLC (GBP)	$2,414,408
	Banks — 9.6%
33,715	Bank of America Corp.	1,487,843
18,440	BNP Paribas S.A. (EUR)	1,615,131
150,474	Nordea Bank Abp (EUR)	2,180,968
		5,283,942
	Beverages — 7.6%
14,319	Carlsberg A/S, Class B (DKK)	2,046,942
30,172	Coca-Cola (The) Co.	2,175,401
		4,222,343
	Capital Markets — 2.9%
5,474	CME Group, Inc.	1,581,986
	Diversified Telecommunication Services — 3.0%
37,685	Verizon Communications, Inc.	1,656,633
	Electric Utilities — 2.4%
72,977	Iberdrola S.A. (EUR)	1,332,414
	Electrical Equipment — 3.6%
30,181	nVent Electric PLC	1,985,910
	Food Products — 2.5%
12,885	Nestle S.A. (CHF)	1,373,043
	Health Care Equipment & Supplies — 3.0%
19,881	Medtronic PLC	1,649,725
	Household Durables — 3.3%
68,550	Sony Group Corp. (JPY)	1,815,042
	Household Products — 3.5%
11,501	Procter & Gamble (The) Co.	1,953,905
	Industrial Conglomerates — 2.7%
6,149	Siemens AG (EUR)	1,478,759
	Insurance — 6.3%
205,923	AIA Group Ltd. (HKD)	1,724,100
228,220	Dai-ichi Life Holdings, Inc. (JPY)	1,789,821
		3,513,921
	Interactive Media & Services — 1.9%
5,971	Alphabet, Inc., Class C	1,032,087
	Metals & Mining — 1.7%
24,138	Freeport-McMoRan, Inc.	928,830
	Oil, Gas & Consumable Fuels — 3.1%
12,636	Chevron Corp.	1,727,341
	Personal Care Products — 3.5%
30,340	Unilever PLC (EUR)	1,929,171
Shares	Description	Value

	Pharmaceuticals — 3.8%
3,938	AstraZeneca PLC (GBP)	$568,787
9,837	Johnson & Johnson	1,526,801
		2,095,588
	Professional Services — 4.3%
44,491	RELX PLC (GBP)	2,394,194
	Semiconductors & Semiconductor Equipment — 7.0%
84,095	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	2,713,512
7,200	Tokyo Electron, Ltd. (JPY)	1,150,839
		3,864,351
	Software — 7.2%
5,489	Microsoft Corp.	2,526,916
8,666	Oracle Corp.	1,434,483
		3,961,399
	Specialty Retail — 2.7%
4,142	Home Depot (The), Inc.	1,525,457
	Technology Hardware, Storage & Peripherals — 2.5%
40,980	Samsung Electronics Co., Ltd. (Preference Shares) (KRW)	1,369,267
	Textiles, Apparel & Luxury Goods — 3.1%
9,147	Cie Financiere Richemont S.A., Class A (CHF)	1,721,036
	Tobacco — 2.1%
25,578	British American Tobacco PLC (GBP)	1,148,977
	Total Common Stocks	53,959,729
	(Cost $46,750,934)
MONEY MARKET FUNDS — 0.3%
202,642	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (b)	202,642
	(Cost $202,642)

	Total Investments — 98.0%	54,162,371
	(Cost $46,953,576)
	Net Other Assets and Liabilities — 2.0%	1,078,976
	Net Assets — 100.0%	$55,241,347

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Rate shown reflects yield as of May 31, 2025.

See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	43.2%
EUR	15.8
GBP	12.0
JPY	8.8
CHF	5.7
TWD	5.0
DKK	3.8
HKD	3.2
KRW	2.5
Total	100.0%

Country Allocation†	% of Net Assets
United States	35.8%
United Kingdom	15.3
Japan	8.6
Ireland	6.6
Switzerland	5.6
Taiwan	4.9
Finland	3.9
Denmark	3.7
Hong Kong	3.1
France	2.9
Germany	2.7
South Korea	2.5
Spain	2.4
Total Investments	98.0
Net Other Assets and Liabilities	2.0
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 53,959,729	$ 53,959,729	$ —	$ —
Money Market Funds	202,642	202,642	—	—
Total Investments	$54,162,371	$54,162,371	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statement of Assets and Liabilities
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$54,162,371
Cash	6,843
Receivables:
Reclaims	1,440,565
Dividends	184,756
Total Assets	55,794,535

LIABILITIES:
Due to custodian foreign currency	22
Payables:
Tax expense	514,067
Investment advisory fees	39,099
Total Liabilities	553,188
NET ASSETS	$55,241,347

NET ASSETS consist of:
Paid-in capital	$123,022,255
Par value	36,819
Accumulated distributable earnings (loss)	(67,817,727)
NET ASSETS	$55,241,347
NET ASSET VALUE, per share	$15.00
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,681,908
Investments, at cost	$46,953,576
Foreign currency, at cost (proceeds)	$(25)
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statement of Operations
For the Six Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,062,663
Other income	186,590
Foreign withholding tax	22,304
Total investment income	1,271,557

EXPENSES:
Investment advisory fees	233,708
Tax expense	122,944
Legal fees	(236,679)
Total expenses	119,973
NET INVESTMENT INCOME (LOSS)	1,151,584

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	575,858
In-kind redemptions	754,040
Foreign currency transactions	(12,117)
Net realized gain (loss)	1,317,781
Net change in unrealized appreciation (depreciation) on:
Investments	1,569,201
Foreign currency translation	64,642
Net change in unrealized appreciation (depreciation)	1,633,843
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,951,624
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,103,208
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statements of Changes in Net Assets

	Six Months Ended 5/31/2025 (Unaudited)	Year Ended 11/30/2024
OPERATIONS:
Net investment income (loss)	$1,151,584	$694,428
Net realized gain (loss)	1,317,781	6,675,136
Net change in unrealized appreciation (depreciation)	1,633,843	1,770,421
Net increase (decrease) in net assets resulting from operations	4,103,208	9,139,985

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(503,483)	(1,461,129)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—
Cost of shares redeemed	(6,339,587)	(63,348,875)
Net increase (decrease) in net assets resulting from shareholder transactions	(6,339,587)	(63,348,875)
Total increase (decrease) in net assets	(2,739,862)	(55,670,019)

NET ASSETS:
Beginning of period	57,981,209	113,651,228
End of period	$55,241,347	$57,981,209

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,131,908	8,881,908
Shares sold	—	—
Shares redeemed	(450,000)	(4,750,000)
Shares outstanding, end of period	3,681,908	4,131,908
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 5/31/2025 (Unaudited)	Year Ended 11/30/2024	Period Ended 11/30/2023 (a)	Year Ended December 31,
				2022 (a)	2021 (a)	2020 (a)	2019 (a)
Net asset value, beginning of period	$14.03	$12.80	$12.87	$15.14	$13.67	$16.18	$14.66
Income from investment operations:
Net investment income (loss)	0.29 (b)	0.14 (b)	0.35 (b)	0.56	0.62	0.35	0.82
Net realized and unrealized gain (loss)	0.81	1.39	0.35	(2.11)	1.57	(1.90)	2.15
Total from investment operations	1.10	1.53	0.70	(1.55)	2.19	(1.55)	2.97
Distributions paid to shareholders from:
Net investment income	(0.13)	(0.30)	(0.77)	(0.51)	(0.70)	(0.41)	(1.08)
Return of capital	—	—	—	(0.21)	(0.02)	(0.55)	(0.37)
Total distributions	(0.13)	(0.30)	(0.77)	(0.72)	(0.72)	(0.96)	(1.45)
Net asset value, end of period	$15.00	$14.03	$12.80	$12.87	$15.14	$13.67	$16.18
Total return (c)	7.90%	11.96%	5.67%	(9.56)%	17.01%	(7.79)%	22.24%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$55,241	$57,981	$113,651	$221,838	$260,878	$235,505	$278,738
Ratio of total expenses to average net assets	0.44% (d) (e)	2.27% (f)	3.46% (d)	2.32%	1.93%	2.15%	1.99%
Ratio of net expenses to average net assets excluding interest expense	0.44% (d) (e)	2.27% (f)	2.05% (d)	1.69%	1.64%	1.71%	1.69%
Ratio of net investment income (loss) to average net assets	4.19% (d)	0.97%	2.84% (d)	4.26%	4.23%	2.82%	5.37%
Portfolio turnover rate (g)	37%	50%	77%	22%	33%	43%	64%

Indebtedness:
Total loans outstanding (in 000’s)	$—	$—	$—	$73,139	$75,882	$79,232	$100,524
Asset coverage per $1,000 of indebtedness (h)	$—	$—	$—	$4,033	$4,438	$3,972	$3,773

(a)	Results for periods prior to November 21, 2023 are for First Trust Dynamic Europe Equity Income Fund.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to November 21, 2023, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment
Plan of First Trust Dynamic Europe Equity Income Fund. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Includes tax expense paid by the Fund and payment received from insurance related to extraordinary legal fees paid by the Fund during the fiscal year ended November 30, 2024 and the fiscal period ended November 30, 2023. If the tax payment had not been made and the insurance payment had not been received, the expense ratio would have been 0.85%.

(f)	Includes extraordinary legal fees and tax expense. If the legal and tax expenses were not included, the expense ratio would have been 0.85%.
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Financial Highlights (Continued)
For a share outstanding throughout each period
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	Calculated by subtracting the Fund’s total liabilities (not including the loans outstanding) from the Fund’s total assets, and dividing by the outstanding loans balance in 000’s.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Active Global Quality Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “AGQI” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks income with the potential for capital growth over the long-term. Under normal market conditions, the Fund seeks to invest primarily in income-producing equity securities. Such equity securities may include common stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), preferred securities and real estate investment trusts. The Fund invests in U.S. and non-U.S. issuers and will typically invest at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2025 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2025 (Unaudited)
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2025 (Unaudited)
The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

Distributions paid from:
Ordinary income	$1,461,129
Capital gains	—
Return of capital	—
As of November 30, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(77,058,845)
Net unrealized appreciation (depreciation)	5,641,393
E. Income and Other Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, the taxable period ended 2023, and the taxable year ended 2024 remain open to federal and state audit. As of May 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
During the six months ended May 31, 2025, the Fund incurred tax expense in the amount of $122,944 shown as “Tax expense” on the Statement of Operations. This tax expense resulted from entering into an IRS closing agreement pursuant to IRS Notice 2016-10 for a European Union discriminatory refund received during the fiscal year ended November 30, 2024.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2024, for federal income tax purposes, the Fund had $77,058,845 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the fiscal year ended November 30, 2024, the Fund utilized $1,355,008 of non-expiring capital loss carryforwards.
As of May 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$46,953,576	$8,457,456	$(1,248,661)	$7,208,795
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2025 (Unaudited)
business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
Janus Henderson Investors US LLC (“Janus Henderson”) serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Janus Henderson, First Trust will supervise Janus Henderson and its management of the investment of the Fund’s assets and will pay Janus Henderson for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% the monthly unitary management fee paid to the Advisor, less Janus Henderson’s 50% share of the Fund’s expenses for that month.
During the six months ended May 31, 2025, the Fund received an insurance payment related to the extraordinary legal fees incurred during the fiscal year ended November 30, 2024 and the fiscal period ended November 30, 2023. The payment received caused the expense ratio to be lower than the annual unitary management fee of 0.85%. If the payment had not been received, the expense ratio would have been 0.85%.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs,

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2025 (Unaudited)
the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $19,965,515 and $20,116,103, respectively.
For the six months ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $5,737,269, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2025 (Unaudited)
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended May 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended May 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended May 31, 2025

First Trust Exchange-Traded Fund VIII

FT Energy Income Partners Enhanced Income ETF (EIPI)

Table of Contents
FT Energy Income Partners Enhanced Income ETF (EIPI)
Semi-Annual Financial Statements and Other Information
May 31, 2025
Performance and Risk Disclosure
There is no assurance that FT Energy Income Partners Enhanced Income ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 67.9%
	Construction & Engineering — 1.8%
101,488	Fluor Corp. (b) (c)	$4,219,871
35,349	Quanta Services, Inc. (b)	12,109,153
		16,329,024
	Electric Utilities — 11.7%
175,745	American Electric Power Co., Inc. (b)	18,187,850
10,517	Constellation Energy Corp. (b)	3,219,779
90,440	Duke Energy Corp. (b)	10,646,597
220,828	Entergy Corp. (b)	18,390,556
82,126	Evergy, Inc. (b)	5,453,988
16,443	IDACORP, Inc.	1,955,895
149,228	NextEra Energy, Inc. (b)	10,541,466
385,234	PPL Corp. (b)	13,386,881
198,669	Southern (The) Co. (b)	17,880,210
79,540	Xcel Energy, Inc. (b)	5,575,754
		105,238,976
	Electrical Equipment — 0.9%
69,067	Generac Holdings, Inc. (b) (c)	8,435,153
	Energy Equipment & Services — 2.2%
208,682	Archrock, Inc. (b)	5,196,182
262,004	Halliburton Co. (b)	5,132,658
60,198	Helmerich & Payne, Inc.	918,020
217,769	NOV, Inc.	2,613,228
182,887	Schlumberger N.V. (b)	6,044,415
		19,904,503
	Gas Utilities — 4.2%
89,671	AltaGas Ltd. (CAD)	2,505,182
10,738	Atmos Energy Corp.	1,660,954
238,831	National Fuel Gas Co.	19,713,111
97,604	ONE Gas, Inc.	7,296,875
197,375	UGI Corp.	7,117,342
		38,293,464
	Independent Power and Renewable Electricity Producers — 1.9%
563,856	AES (The) Corp.	5,689,307
249,152	Clearway Energy, Inc., Class A	7,188,035
27,650	Vistra Corp. (b)	4,439,761
		17,317,103
	Multi-Utilities — 9.8%
23,475	Ameren Corp.	2,274,258
215,669	Atco Ltd., Class I (CAD)	8,090,240
388,382	CenterPoint Energy, Inc. (b)	14,463,346
63,858	CMS Energy Corp.	4,484,747
87,697	Dominion Energy, Inc. (b)	4,969,789
100,482	DTE Energy Co. (b)	13,730,865
126,872	NiSource, Inc.	5,016,519
294,448	Public Service Enterprise Group, Inc. (b)	23,859,121
134,815	Sempra (b)	10,595,111
5,980	WEC Energy Group, Inc.	642,491
		88,126,487
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 35.1%
25,518	BP PLC, ADR	$742,574
98,410	Cheniere Energy, Inc. (b)	23,322,186
24,688	Core Natural Resources, Inc.	1,710,878
148,646	DT Midstream, Inc.	15,569,182
520,919	Enbridge, Inc. (b)	24,212,315
221,462	EQT Corp. (b)	12,209,200
241,038	Exxon Mobil Corp. (b)	24,658,187
13,936	Gulfport Energy Corp. (c)	2,668,744
140,423	Imperial Oil Ltd. (CAD)	10,025,610
299,915	Keyera Corp. (CAD)	9,141,578
1,242,196	Kinder Morgan, Inc. (b)	34,831,176
500,429	ONEOK, Inc. (b)	40,454,680
411,072	Shell PLC, ADR (b)	27,221,188
79,789	Targa Resources Corp. (b)	12,601,077
256,886	TC Energy Corp. (b)	13,008,707
514,185	TotalEnergies SE, ADR (b)	30,172,376
560,727	Williams (The) Cos., Inc. (b)	33,929,591
		316,479,249
	Water Utilities — 0.3%
61,564	Essential Utilities, Inc.	2,372,061
	Total Common Stocks	612,496,020
	(Cost $605,292,479)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 27.5%
	Chemicals — 0.7%
298,046	Westlake Chemical Partners, L.P.	6,592,777
	Energy Equipment & Services — 0.3%
116,673	USA Compression Partners, L.P.	2,940,160
	Oil, Gas & Consumable Fuels — 26.5%
157,472	Cheniere Energy Partners, L.P.	9,034,169
3,447,324	Energy Transfer, L.P. (b)	60,259,223
2,258,052	Enterprise Products Partners, L.P.	69,593,163
287,585	Hess Midstream, L.P., Class A (b) (d)	10,640,645
278,146	Kimbell Royalty Partners, L.P. (d)	3,643,712
813,510	MPLX, L.P. (b)	41,489,010
503,481	Plains All American Pipeline, L.P.	8,327,576
1,002,886	Plains GP Holdings, L.P., Class A (b) (d)	17,650,793
256,448	Sunoco, L.P. (b)	13,832,805
299,233	TXO Partners, L.P.	4,476,526
		238,947,622
	Total Master Limited Partnerships	248,480,559
	(Cost $222,775,667)

See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 4.4%
39,640,779	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (e)	$39,640,779
	(Cost $39,640,779)
	Total Investments — 99.8%	900,617,358
	(Cost $867,708,925)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.6)%
(1,413)	American Electric Power Co., Inc.	$(14,623,137)	$115.00	06/20/25	(7,065)
(732)	Archrock, Inc.	(1,822,680)	30.00	08/15/25	(21,960)
(3,123)	CenterPoint Energy, Inc.	(11,630,052)	39.00	07/18/25	(112,428)
(791)	Cheniere Energy, Inc.	(18,745,909)	250.00	06/20/25	(193,795)
(85)	Constellation Energy Corp.	(2,602,275)	250.00	06/20/25	(477,700)
(705)	Dominion Energy, Inc.	(3,995,235)	60.00	07/18/25	(40,185)
(808)	DTE Energy Co.	(11,041,320)	145.00	07/18/25	(58,580)
(727)	Duke Energy Corp.	(8,558,244)	130.00	07/18/25	(14,540)
(4,189)	Enbridge, Inc.	(19,470,472)	47.50	06/20/25	(125,670)
(10,000)	Energy Transfer, L.P.	(17,480,000)	19.00	07/18/25	(170,000)
(2,004)	Entergy Corp.	(16,689,312)	90.00	06/20/25	(50,100)
(1,000)	EQT Corp.	(5,513,000)	60.00	07/18/25	(115,000)
(660)	Evergy, Inc.	(4,383,060)	70.00	06/20/25	(7,260)
(938)	Exxon Mobil Corp.	(9,595,740)	115.00	06/20/25	(13,132)
(1,000)	Exxon Mobil Corp.	(10,230,000)	115.00	07/18/25	(31,000)
(816)	Fluor Corp.	(3,392,928)	37.50	07/18/25	(452,880)
(559)	Generac Holdings, Inc.	(6,827,067)	150.00	06/20/25	(8,385)
(2,107)	Halliburton Co.	(4,127,613)	24.00	08/15/25	(56,889)
(1,446)	Hess Midstream, L.P.	(5,350,200)	40.00	08/15/25	(86,760)
(3,500)	Kinder Morgan, Inc.	(9,814,000)	29.50	06/20/25	(63,000)
(2,490)	Kinder Morgan, Inc.	(6,981,960)	30.00	06/20/25	(22,410)
(3,247)	MPLX, L.P.	(16,559,700)	55.00	06/20/25	(25,976)
(1,200)	NextEra Energy, Inc.	(8,476,800)	75.00	08/15/25	(247,200)
(3,656)	ONEOK, Inc. (f) (g)	(29,555,104)	110.00	06/20/25	(3,656)
(368)	ONEOK, Inc.	(2,974,912)	90.00	07/18/25	(25,760)
(2,946)	Plains GP Holdings, L.P.	(5,184,960)	19.00	06/20/25	(29,460)
(784)	PPL Corp.	(2,724,400)	36.00	07/18/25	(30,576)
(2,314)	PPL Corp.	(8,041,150)	37.00	07/18/25	(74,048)
(2,368)	Public Service Enterprise Group, Inc.	(19,187,904)	82.50	07/18/25	(381,248)
(150)	Quanta Services, Inc.	(5,138,400)	360.00	07/18/25	(145,050)
(800)	Schlumberger N.V.	(2,644,000)	40.00	08/15/25	(24,000)
(1,084)	Sempra	(8,519,156)	75.00	06/20/25	(455,280)
(3,306)	Shell PLC	(21,892,332)	70.00	06/20/25	(56,203)
(1,793)	Southern (The) Co.	(16,137,000)	95.00	06/20/25	(21,516)
(579)	Sunoco, L.P.	(3,123,126)	60.00	06/20/25	(5,790)
(441)	Targa Resources Corp.	(6,964,713)	180.00	07/18/25	(60,417)
(200)	Targa Resources Corp.	(3,158,600)	185.00	07/18/25	(18,500)
(1,256)	TC Energy Corp.	(6,360,384)	52.50	07/18/25	(78,500)
(4,135)	TotalEnergies SE	(24,264,180)	62.50	08/15/25	(341,137)
(222)	Vistra Corp.	(3,564,654)	125.00	07/18/25	(836,385)
(2,309)	Williams (The) Cos., Inc.	(13,971,759)	65.00	06/20/25	(25,399)
(1,100)	Williams (The) Cos., Inc.	(6,656,100)	60.00	07/18/25	(266,200)
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(1,100)	Williams (The) Cos., Inc.	$(6,656,100)	$65.00	07/18/25	$(64,900)
(639)	Xcel Energy, Inc.	(4,479,390)	75.00	07/18/25	(32,589)
	Total Written Options				(5,378,529)
	(Premiums received $7,454,865)
	Net Other Assets and Liabilities — 0.8%				7,267,423
	Net Assets — 100.0%				$902,506,252

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of May 31, 2025.
(f)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
May 31, 2025, investments noted as such are valued at $(3,656) or (0.0)% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$612,496,020	$612,496,020	$—	$—
Master Limited Partnerships*	248,480,559	248,480,559	—	—
Money Market Funds	39,640,779	39,640,779	—	—
Total Investments	$900,617,358	$900,617,358	$—	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,378,529)	$(5,334,413)	$(40,460)	$(3,656)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statement of Assets and Liabilities
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$900,617,358
Receivables:
Income taxes	6,032,869
Dividends	1,872,634
Investment securities sold	1,846,645
Reclaims	387,230
Total Assets	910,756,736

LIABILITIES:
Options contracts written, at value	5,378,529
Payables:
Capital shares redeemed	1,935,183
Investment advisory fees	846,744
Conversion expense	68,764
Other liabilities	21,264
Total Liabilities	8,250,484
NET ASSETS	$902,506,252

NET ASSETS consist of:
Paid-in capital	$830,529,298
Par value	466,356
Accumulated distributable earnings (loss)	71,510,598
NET ASSETS	$902,506,252
NET ASSET VALUE, per share	$19.35
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	46,635,552
Investments, at cost	$867,708,925
Premiums received on options contracts written	$7,454,865
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statement of Operations
For the Six Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$12,773,585
Foreign withholding tax	(368,762)
Total investment income	12,404,823

EXPENSES:
Investment advisory fees	5,123,902
Tax expense	200,000
Total expenses	5,323,902
NET INVESTMENT INCOME (LOSS)	7,080,921

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,932,724
In-kind redemptions	23,141,248
Written options contracts	10,750,229
Foreign currency transactions	(33,687)
Net realized gain (loss)	40,790,514
Net change in unrealized appreciation (depreciation) on:
Investments	(93,399,395)
Written options contracts	20,017,875
Foreign currency translation	2,633
Net change in unrealized appreciation (depreciation)	(73,378,887)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(32,588,373)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,507,452)
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statements of Changes in Net Assets

	Six Months Ended 5/31/2025 (Unaudited)	Year Ended 11/30/2024 (a)
OPERATIONS:
Net investment income (loss)	$7,080,921	$11,110,809
Net realized gain (loss)	40,790,514	108,387,472
Net change in unrealized appreciation (depreciation)	(73,378,887)	75,962,461
Net increase (decrease) in net assets resulting from operations	(25,507,452)	195,460,742

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(46,421,623)	(54,401,533)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	54,242,392	8,700,143
Proceeds from shares acquired through reorganizations	—	947,783,809
Cost of shares redeemed	(85,127,947)	(367,448,911)
Net increase (decrease) in net assets resulting from shareholder transactions	(30,885,555)	589,035,041
Total increase (decrease) in net assets	(102,814,630)	730,094,250

NET ASSETS:
Beginning of period	1,005,320,882	275,226,632
End of period	$902,506,252	$1,005,320,882

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	48,185,552	15,666,039
Shares sold	2,650,000	450,000
Shares issued through reorganizations	—	51,669,624
Shares redeemed	(4,200,000)	(19,600,111)
Shares outstanding, end of period	46,635,552	48,185,552

(a)	Results for periods prior to May 3, 2024 are for First Trust Energy Infrastructure Fund (“FIF”). See Note 4 in the Notes to Financial Statements.
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 5/31/2025 (Unaudited)	Year Ended November 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Net asset value, beginning of period	$20.86	$17.57	$17.92	$14.63	$12.47	$16.84
Income from investment operations:
Net investment income (loss)	0.15 (b)	0.31 (b)	(0.01) (b)	0.06	0.16	0.03
Net realized and unrealized gain (loss)	(0.68)	4.51	0.72	3.84	2.68	(3.43)
Total from investment operations	(0.53)	4.82	0.71	3.90	2.84	(3.40)
Distributions paid to shareholders from:
Net investment income	(0.75)	(0.44)	—	(0.17)	(0.18)	(0.46)
Net realized gain	(0.23)	(1.09)	(1.06)	(0.37)	—	—
Return of capital	—	—	—	(0.21)	(0.57)	(0.53)
Total distributions	(0.98)	(1.53)	(1.06)	(0.75)	(0.75)	(0.99)
Common Share repurchases	—	—	0.00 (c)	0.14	0.07	0.02
Net asset value, end of period	$19.35	$20.86	$17.57	$17.92	$14.63	$12.47
Total return (d)	(2.52)%	29.00%	5.20%	29.10%	24.46%	(19.31)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$902,506	$1,005,321	$275,227	$281,208	$243,865	$216,439
Ratio of total expenses to average net assets	1.14% (e) (f) (g)	1.45% (h)	3.06%	2.03%	1.70%	2.04%
Ratio of total expenses to average net assets excluding interest expense and fees on loans	1.14% (e) (f) (g)	1.19% (h)	1.47%	1.45%	1.45%	1.52%
Ratio of net investment income (loss) to average net assets	1.52% (e) (f)	1.64% (h)	(0.09)%	0.36%	0.99%	0.24%
Portfolio turnover rate (i)	64%	114%	66%	60%	73%	80%

Indebtedness
Total Loans Outstanding (in 000’s)	$—	$—	$70,300	$70,300	$62,800	$55,300
Asset coverage per $1,000 indebtedness (j)	$—	$—	$4,915	$5,000	$4,883	$4,914

(a)	Results for periods prior to May 3, 2024 are for First Trust Energy Infrastructure Fund (“FIF”). See Note 4 in the Notes to Financial Statements.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to May 3, 2024, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of
FIF. See Note 4 in the Notes to Financial Statements. The returns presented do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)	Includes tax expense. If the tax expense was not included, the expense ratio would have been 1.10%.
(h)
Includes costs from FIF for the period December 1, 2023 to May 3, 2024. After FIF reorganized into the Fund, the Fund began charging an annual unitary management fee of 1.10%. See Note 4 in the Notes to Financial Statements.

(i)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(j)	Calculated by subtracting the Fund’s total liabilities (not including the loans outstanding) from the Fund’s total assets, and dividing by the outstanding loans balance in 000’s.
See Notes to Financial Statements

Notes to Financial Statements
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Energy Income Partners Enhanced Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “EIPI” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
On October 23, 2023, the Board of Trustees of each of First Trust Energy Income and Growth Fund (FEN), First Trust MLP and Energy Income Fund (FEI), First Trust New Opportunities MLP & Energy Fund (FPL), and FIF (the “Target Funds” or each, individually, a “Target Fund”), each a closed-end management investment company managed by First Trust and sub-advised by EIP (defined below), approved the reorganization of each respective Target Fund into EIPI.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund seeks a high level of total return with an emphasis on current distributions paid to shareholders. Under normal market conditions, the Fund will pursue its investment objective by investing primarily in a portfolio of equity securities in the broader energy market (“Energy Companies”), which include companies in the Global Industry Classification Standard (“GICS”) energy sector, companies in the GICS utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support (collectively, “energy-related activities”). Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from energy-related activities, all of which are selected by Energy Income Partners, LLC, the Fund’s sub-advisor (“EIP” or the “Sub-Advisor”). These companies may include publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”) and MLP affiliates.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2025 (Unaudited)
Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2025 (Unaudited)
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The Fund will rely to some extent on information provided by MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund’s portfolio.
Distributions received from the Fund’s investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
C. Options Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call (“options”) on all or a portion of the MLPs and common stocks held in the Fund’s portfolio as determined to be appropriate by EIP. The number of options the Fund can write (sell) is limited by the amount of MLPs and common stocks the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered options. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Fund’s Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
The options that the Fund writes (sells) will either be exercised, expire or be canceled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2025 (Unaudited)
holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss and is included in “Net realized gain (loss) on investments” on the Statement of Operations. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statement of Operations.
The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2025 (Unaudited)
The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

Distributions paid from:
Ordinary income	$44,218,608
Capital gains	—
Return of capital	—
The distributions are for EIPI, which is a new taxable entity, and not that of FIF, the accounting survivor. The footnote disclosures, including distributions, are for EIPI only. The tax character of distributions for FIF paid during the fiscal year ended November 30, 2024 and 2023 were as follows: distributions paid from ordinary income $2,771,496 and $5,317,139, respectively and distributions paid from capital gains $7,411,429 and $11,274,615, respectively.
As of November 30, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$14,806,328
Accumulated capital and other gain (loss)	—
Net unrealized appreciation (depreciation)	129,126,368
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2024 remains open to federal and state audit. As of May 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2024, for federal income tax purposes, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.
During the fiscal year ended November 30, 2024, the Fund utilized $1,836,181 of non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended November 30, 2024, the Fund had no net late year ordinary or capital losses.
As of May 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$860,254,060	$75,505,537	$(40,520,768)	$34,984,769
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2025 (Unaudited)
H. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Trust, on behalf of the Fund, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Fund’s investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will oversee EIP’s management of the Fund’s assets and will pay EIP for its services as the Fund’s sub-advisor. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	1.10000%
Fund net assets greater than $2.5 billion up to and including $5 billion	1.07250%
Fund net assets greater than $5 billion up to and including $7.5 billion	1.04500%
Fund net assets greater than $7.5 billion up to and including $10 billion	1.01750%
Fund net assets greater than $10 billion	0.99000%
EIP receives a sub-advisory fee from First Trust equal to 50% of the unitary management fee paid to First Trust less the amount of Fund expenses owed by the Sub-Advisor. The Sub-Advisor’s fees are paid by the Advisor out of the Advisor’s management fee. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to EIP will be reduced to reflect the reduction in the Advisor’s management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2025 (Unaudited)
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganizations
As discussed in Note 1, under the terms of the reorganizations, which were tax-free, the assets of each Target Fund were transferred to, and the liabilities of each Target Fund were assumed by, EIPI in exchange for shares of EIPI. The investments held in FEN, FEI, and FPL were deemed sold and realized capital gains and losses were recognized prior to the reorganizations. FIF is the accounting survivor, as a result the cost of investments received from FIF was carried forward to EIPI for U.S. GAAP and tax purposes. The shares of EIPI were then distributed to the Target Funds’ shareholders and the separate existence of the Target Funds ceased. The reorganizations were subject to certain conditions, including that each reorganization was approved on February 29, 2024, by the shareholders of each Target Fund. When the reorganizations occurred, each transaction was based on the relative NAVs of each Target Fund.
FEI, FPL, and FEN were taxed as c-corps and the income tax receivable on the statement of assets and liabilities relates to taxes incurred from those funds through the reorganization.
The following table summarizes the asset transfers and conversion ratios for the reorganization.

Acquired Fund	Shares Redeemed	Net Assets on May 3, 2024	Accumulated Net Realized Gain (Loss)	Shares Conversion Ratio	Acquiring (Surviving) Fund	Shares Issued	Net Assets on May 3, 2024*
FEN	19,463,721	$314,284,745	$69,012,867	0.880285	EIPI	17,133,622	$287,364,685
FEI	45,228,904	449,381,399	13,520,549	0.541658	EIPI	24,498,598	287,364,685
FPL	23,447,660	184,117,665	(91,066,791)	0.428077	EIPI	10,037,404	287,364,685
* Amount reflects net assets of FIF prior to the reorganization.
The following table summarizes the operations of the Target Funds for the period November 1, 2023 to May 3, 2024 for FEI and FPL, and December 1, 2023 to May 3, 2024 for FEN, the operations of EIPI, the Acquiring (Surviving) Fund, for the year ended November 30, 2024, and the combined Target and Acquiring (Surviving) Funds’ pro-forma results of operations for the year ended November 30, 2024, assuming the reorganizations had been completed on May 3, 2024.
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in EIPI’s Statement of Operations since May 3, 2024. In addition, because the results of operations of FIF for the period December 1, 2023 to May 3, 2024 are included in the results of operations of EIPI, FIF is not presented separately in the following table.

	Net Investment Income	Net Realized and Change in Unrealized Gain (Loss) on Investments	Net Increase (Decrease) from Operations
Target Fund for the period December 1, 2023 to May 3, 2024
FEN	$(489,006)	$21,211,981	$20,722,975
Target Fund for the period November 1, 2023 to May 3, 2024
FEI	(7,947,700)	56,866,881	48,919,181
FPL	(3,661,812)	23,409,867	19,748,055
Acquiring Fund for the fiscal year ended November 30, 2024
EIPI	11,110,809	184,349,933	195,460,742
Combined Total	$(987,709)	$285,838,662	$284,850,953
The reorganizations concluded subsequent to the close of business on May 3, 2024.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2025 (Unaudited)
5. Purchases and Sales of Securities
For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $580,741,083 and $593,800,021, respectively.
For the six months ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $52,851,249 and $83,734,948, respectively.
6. Derivative Transactions
The following table presents the types of derivatives held by the Fund at May 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$5,378,529
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended May 31, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$10,750,229
Net change in unrealized appreciation (depreciation) on written options contracts	20,017,875
During the six months ended May 31, 2025, the premiums for written options contracts opened were $18,769,250 and the premiums for written options contracts closed, exercised and expired were $18,375,359.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Statement of Assets and Liabilities.
7. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2025 (Unaudited)
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before May 1, 2026.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended May 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended May 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 11, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 11, 2025

* Print the name and title of each signing officer under his or her signature.